                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:    _________

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  /s/ D. Blair Baker            Dallas, Texas          August 13, 2002
  --------------------          -------------          -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                40
                                                  -------

Form 13F Information Table Value Total:           $49,925     (in thousands)
                                                  -------



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  ------------------  ----------  --------  --------------------
                                                     VALUE     SHRS/   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------  -------  ---  ----  ----------  --------  --------------------
AMC ENTMT INC                   COM       001669100    4,260  300,000   SH            SOLE              300,000
AMN HEALTHCARE SERVICES         COM       001744101      525   15,000   SH            SOLE               15,000
 INC
ACXIOM CORP                     COM       005125109      673   38,500   SH            SOLE               38,500
ALLIED CAP CORP NEW             COM       01903Q108      396   17,500   SH            SOLE               17,500
BLUE RHINO CORP                 COM       095811105    1,959  140,000   SH            SOLE              140,000
CAREER EDUCATION CORP           COM       141665109    1,350   30,000   SH            SOLE               30,000
CAREMARK RX INC                 COM       141705103      660   40,000   SH            SOLE               40,000
CHARTER COMMUNICATIONS          CL A      16117M107       82   20,000   SH            SOLE               20,000
 INC DE
CLAYTON HOMES INC               COM       184190106      474   30,000   SH            SOLE               30,000
CORINTHIAN COLLEGES INC         COM       218868107    2,372   70,000   SH            SOLE               70,000
EBAY INC                        COM       278642103      770   12,500   SH            SOLE               12,500
EON LABS INC                    COM       29412E100      445   25,000   SH            SOLE               25,000
ERESEARCHTECHNOLOGY INC         COM       29481V108    2,026   80,000   SH            SOLE               80,000
FORGENT NETWORKS INC            COM       346294103      627  125,300   SH            SOLE              125,300
HARMAN INTL INDS INC            COM       413086109    2,216   45,000   SH            SOLE               45,000
HOLLYWOOD ENTMT CORP            COM       436141105    2,068  100,000   SH            SOLE              100,000
IRON MTN INC PA                 COM       462846106    1,379   44,700   SH            SOLE               44,700
LANDRYS RESTAURANTS INC         COM       51508L103    1,582   62,000   SH            SOLE               62,000
LEXAR MADIA INC                 COM       52886P104      459  107,500   SH            SOLE              107,500
MAGNUM HUNTER RES INC           COM       55972F203    1,184  150,000   SH            SOLE              150,000
                                PAR
                                $0.002
MOHAWK INDS INC                 COM       608190104    1,600   26,000   SH            SOLE               26,000
MOVIE GALLERY INC               COM       624581104    1,056   50,000   SH            SOLE               50,000
PIER 1 IMPORTS INC              COM       720279108    1,785   85,000   SH            SOLE               85,000
PINNACLE SYS INC                COM       723481107    2,143  195,000   SH            SOLE              195,000
PRACTICEWORKS INC               COM       739419109    4,613  250,000   SH            SOLE              250,000
RADIOLOGIX INC                  COM       75040K109    1,068   70,000   SH            SOLE               70,000
SCANSOFT INC                    COM       80603P107      391   52,900   SH            SOLE               52,900
SINGING MACH INC                COM       829322304      294   24,000   SH            SOLE               24,000
                                NEW
SOFTNET SYS IN                  COM       833964109      838  455,400   SH            SOLE              455,400
SONIC CORP                      COM       835451105    1,256   40,000   SH            SOLE               40,000
STAGE STORES INC                COM       85254C305    3,127   90,000   SH            SOLE               90,000
                                NEW
STAMPS COM INC                  COM       852857101    1,683  379,800   SH            SOLE              379,800
TALX CORP                       COM       874918105      284   15,000   SH            SOLE               15,000
TECHTEAM GLOBAL INC             COM       878311109      320   40,000   SH            SOLE               40,000
TRIAD HOSPITALS INC             COM       89579K109      297    7,000   SH            SOLE                7,000
VALENCE TECHNOLOGY INC          COM       918914102       68   49,100   SH            SOLE               49,100
VERIDIAN CORP DEL               COM       92342R203    2,384  105,000   SH            SOLE              105,000
VITALWORKS INC                  COM       928483106      410   50,000   SH            SOLE               50,000
ZENITH NATL INS CORP            COM       989390109      717   22,500   SH            SOLE               22,500
ZIXIT CORP                      COM       98974P100       84   15,300   SH            SOLE               15,300